13F-
12/31/2005
0001353342
$yw2qzog
NONE
1
Justine Scranton
212-984-2563
justine.scranton@tigerfund.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     WRA Investments, LLC
Address:  101 Park Avenue, 48th Floor
          New York, NY 10178

13 File Number: 00-00000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      William R. Araskog
Title:     Managing Member
Phone:     212-984-2301
Signature, Place and Date of Signing:

    William R. Araskog  February 14, 2006

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADVANCED MEDICAL OPTICS INC 	 COMMON STOCK     00763M108     1881    45000 SH       SOLE     01           45000        0        0
D AMERICA MOVIL SA DE CV         SPONSORED ADR    02364W105     1931    66000 SH       SOLE     01           66000        0        0
D AMERICAN HOME MTG INVT CORP    COMMON STOCK     02660R107     1287    39500 SH       SOLE     01           39500        0        0
D AT&T INC		         COMMON STOCK     00206R102     3747   153000 SH       SOLE     01          153000        0        0
D BANCO BRADESCO S A	         SPONSORED ADR    059460303     1807    62000 SH       SOLE     01           62000        0        0
D BANCO ITAU HLDG FINANCIERA S   SP ADR 500 PFD   059602201     1516    63100 SH       SOLE     01           63100        0        0
D BANK OF AMERICA CORPORATION    COMMON STOCK     060505104     1892    41000 SH       SOLE     01           41000        0	   0
D BP PLC			 SPONSORED ADR    055622104     5279    82200 SH       SOLE     01           82200        0        0
D BUILD A BEAR WORKSHOP          COMMON STOCK     120076104     1867    63000 SH       SOLE     01           63000        0        0
D CHC HELICOPTER CORP		 CL A SUB VGT     12541C203     4075   173400 SH       SOLE     01          173400        0        0
D COPA HOLDINGS SA               CL A		  P31076105      683    25000 SH       SOLE     01           25000        0        0
D COUNTRYWIDE FINANCIAL CORP     COMMON STOCK     222372104     1949    57000 SH       SOLE     01           57000        0        0
D CREE INC		         COMMON STOCK     225447101     2650   105000 SH       SOLE     01          105000        0        0
D ECHOSTAR COMMUNICATIONS NEW    CL A		  278762109     1495    55000 SH       SOLE     01           55000        0        0
D EDISON INTL			 COMMON STOCK	  281020107 	2878    66000 SH       SOLE     01           66000        0        0
D ENDWAVE CORP	 	         COMMON STOCK     29264A206      355    30152 SH       SOLE     01           30152        0        0
D FOCUS MEDIA HLDG LTD	         SPONSORED ADR    34415V109     6402   189571 SH       SOLE     01          189571        0        0
D FPL GROUP INC		         COMMON STOCK     302571104     2485    59800 SH       SOLE     01           59800        0        0
D GEVITY HR INC                  COMMON STOCK     374393106     5208   202500 SH       SOLE     01          202500        0        0
D GRUPO AEROPORTUARIO DEL SURE   SPON ADR SER B   40051E202     1947    60200 SH       SOLE     01           60200        0        0
D HARTFORD FINL SVCS GROUP INC	 COMMON STOCK 	  416515104     2448    28500 SH       SOLE     01           28500        0        0
D HOVNANIAN ENTERPRISES INC      CL A		  442487203      769    15500 SH       SOLE     01           15500        0        0
D IMPAC MTG HLDGS INC            COMMON STCOK     45254P102      969   103000 SH       SOLE     01          103000        0        0
D INTERCONTINENTALEXCHANGE INC   COMMON STOCK     45865V100      182     5000 SH       SOLE     01            5000        0        0
D JP MORGAN CHASE & CO           COMMON STOCK     46625H100     2242    56500 SH       SOLE     01           56500        0        0
D J2 Global Communications Inc   COMMON STOCK     46626E205     5022   117500 SH       SOLE     01          117500        0        0
D LODGENET ENTMT CORP            COMMON STOCK     540211109     2940   210910 SH       SOLE     01          210910        0        0
D MCCLATCHY CO	 		 CL A             579489105      296     5000 SH       SOLE     01            5000        0        0
D MERRILL LYNCH & CO INC         COMMON STOCK     590188108     2086    30800 SH       SOLE     01           30800        0        0
D MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109     2734    78100 SH       SOLE     01           78100        0        0
D NETFLIZ COM INC	         COMMON STOCK     64110L106      771    28500 SH       SOLE     01           28500        0        0
D NEWS CORP                      CL A		  65248E104     3779   243004 SH       SOLE     01          243004        0        0
D NEXEN INC			 COMMON STOCK     65334H102     2003    42000 SH       SOLE     01           42000        0        0
D NOVASTAR FINL INC              COMMON STOCK     669947400     1630    58000 SH       SOLE     01           58000        0        0
D NOVASTAR FINL INC              PUT		  669947950       36      150 SH       SOLE     01             150        0        0
D NRG ENERGY INC	         COMMON STOCK     629377508     4278    90800 SH       SOLE     01           90800        0        0
D NUTRI SYS INC NEW              COMMON STOCK     67069D108     1801    50000 SH       SOLE     01           50000        0        0
D ORCKIT COMMUNICATIONS LTD      COMMON STOCK     M7531S206     2133    87500 SH       SOLE     01           87500        0        0
D PORTALPLAYER INC               COMMON STOCK     736187204     1801    63594 SH       SOLE     01           63594        0        0
D PRESTIGE BRANDS HLDGS INC      COMMON STOCK     74112D101     3125   250000 SH       SOLE     01          250000        0        0
D RESEARCH IN MOTION LTD         COMMON STOCK     760975102      990    15000 SH       SOLE     01           15000        0        0
D ROYAL DUTCH SHELL PLC		 SPONS ADR A      780259206     3812    62000 SH       SOLE     01           62000        0        0
D SEMPRA ENERGY			 PUT		  816851959       22     1092 SH       SOLE     01            1092        0        0
D SPRINT NEXTEL CORP	         COMMON STOCK     852061100     5606   240000 SH       SOLE     01          240000        0        0
D SUNTECH PWR HLDGS CO LTD       SPONSORED ADR    86800C104      409    15000 SH       SOLE     01           15000        0        0
D SYMANTEC CORP                  COMMON STOCK     871503108     2800   160000 SH       SOLE     01          160000        0        0
D TALISMAN ENERGY INC            COMMON STOCK     87425E103     4230    79800 SH       SOLE     01           79800        0        0
D TIM PARTICIPACOES S A          SPON ADR PFD     88706P106     4424   175000 SH       SOLE     01          175000        0        0
D TWEETER HOME ENTMT GROUP INC   COMMON STOCK     901167106     4290   750000 SH       SOLE     01          750000        0        0
D UBS AG 			 NAMEN AKT        H8920M855     2855    30000 SH       SOLE     01           30000        0        0
D UNDER ARMOUR INC               CL A		  904311107      383    10000 SH       SOLE     01           10000        0        0
D UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD UT   90458E107     1939    30500 SH       SOLE     01           30500        0        0
D UNITED STATES STL CORP NEW     COMMON STOCK     912909108     2961    61600 SH       SOLE     01           61600        0        0
D UNITEDHEALTH GROUP INC         COMMON STOCK     91324P102     3899    62750 SH       SOLE     01           62750        0        0
D VIACOM INC NEW                 COMMON STOCK     92553P102     3684   113000 SH       SOLE     01          113000        0        0
D WARNER MUSIC GROUP CORP        COMMON STOCK     934550104     2133   110700 SH       SOLE     01          110700        0        0
S REPORT SUMMARY                 56 DATA RECORDS              136816        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       12/31/05
Client                       WRA Investments, L.L.C.
Use Adjustments              No
Combine Funds                No
Report Data Records                            56
               Total Records                   56
               Total Omitted                    0
Report Market Value x($1000)               136816
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
     Cusip             Desciption              Quantity    Market Value


Export

BrowserMicrosoft WordMicrosoft Excel

Actions

  1. Go Back to Client List

  ------------------------------------------------------------------------
13F Help
  ------------------------------------------------------------------------
http://pisas62/cgi-bin-local/cli_sys/restricted/apps/13f/prod/run_report.pl
(capolong)